Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2025
Exploration and Evaluation Assets
Exploration and Evaluation Assets rollforward

	December 31	December 31
($ millions)	2025	2024
Beginning of year	1 742	1 758
Disposals and derecognition	—	(16)
End of year	1 742	1 742